RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			12 Months Ended
	Dec. 06, 2023	Apr. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Compensation expense			$ 150,000
Accrued payroll and payroll taxes			791,754	30,124	$ 1,072
Mr. Joyce [Member]
Related Party Transaction [Line Items]
Compensation expense			455,000	453,067
Accrued compensation			284,375
Employment Agreements [Member] | Mr. Joyce [Member]
Related Party Transaction [Line Items]
Annual base salary			$ 455,000	$ 455,000
Maximum bonus compensation percentage			50.00%	50.00%
Beneficial ownership target percentage			9.00%	9.00%
Compensation expense				$ 453,067	496,125
Accrued payroll and payroll taxes						$ 18,542
Employee benefits				25,312	21,704
Employment Agreements [Member] | Chief Technology Officer [Member]
Related Party Transaction [Line Items]
Compensation expense			$ 240,000	233,678	259,000
Employee benefits				48,811	$ 31,126
Accrued compensation			160,000
Employment Agreements [Member] | Mr. DeCiccio [Member]
Related Party Transaction [Line Items]
Maximum bonus compensation percentage	40.00%
Compensation expense			9,000
Debt Instrument, Annual Principal Payment	$ 250,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	17,500
Stock Issued During Period, Shares, Acquisitions	17,500
Accounts Payable			35,242	0
Employment Agreements [Member] | Dr Marleau [Member]
Related Party Transaction [Line Items]
Maximum bonus compensation percentage		40.00%
Compensation expense			225,000	$ 0
Accrued compensation			$ 100,000
Debt Instrument, Annual Principal Payment		$ 300,000
Percentage of annual increase salary		3.00%